Information about Subsidiaries (Details 1) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ARS ($)
Disclosure of subsidiaries [line items]
Current assets	$ 17,185,844		$ 16,589,061
Non-current assets	63,812,993		89,617,810
Current liabilities	4,055,781		4,069,743
Non-current liabilities	36,330,158		42,685,560
Net assets	80,998,837		106,206,871
Book value of non-controlling interest	2,177,752		2,244,444
Revenues		$ 10,170,612		$ 10,894,651	$ 11,275,368
Comprehensive income for the year	(18,137,721)		14,237,383		(413,003)
Cash from operating activities	3,909,790		4,915,617		5,873,637
Cash from investing activities	(3,468,920)		(6,805,588)		(158,770)
Cash from financing activities	(1,841,068)		3,469,869		(2,151,535)
Net increase in cash and cash equivalents	(1,400,198)		1,579,898		$ 3,563,332
Panamerican Mall S.A.[Member]
Disclosure of subsidiaries [line items]
Current assets	625,699		1,064,524
Non-current assets	13,867,781		13,667,603
Current liabilities	664,736		637,075
Non-current liabilities	3,913,583		4,523,874
Net assets	$ 9,915,161		$ 9,571,179
% of ownership interest held by non-controlling interests	20.00%	20.00%	20.00%	20.00%
Book value of non-controlling interest	$ 1,983,032		$ 1,914,236
% of ownership interest held by controlling interests	80.00%	80.00%	80.00%	80.00%
Book amount	$ 7,932,129		$ 7,656,943
Revenues	1,548,849		1,182,207
Comprehensive income for the year	343,983		2,457,550
Cash from operating activities	744,566		454,251
Cash from investing activities	(498,307)		(1,240,457)
Cash from financing activities	(115,484)		812,294
Net increase in cash and cash equivalents	130,775		26,088
Dividends paid to non-controlling interest			$ 56,628